Other Financial Items (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Other Income and Expenses [Abstract]
Unrealized (mark-to-market) (losses)/gains for interest rate swaps	$ (23,649)	$ 51,478
Interest expense on undesignated interest rate swaps	(10,031)	(5,101)
Others	(5,056)	(1,256)
Other financial items, net	$ (38,736)	$ 45,121